Commitments, Guarantees and Contingencies - Guarantees and Guaranty Fund Assessments (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Guaranty Fund Assessments
Liability related to guaranty fund assessments	$ 12	$ 12
Related premium tax asset	$ 10	$ 10	$ 10
Minimum
Loss contingencies
Minimum interest rate guarantees in fixed accounts			1.00%
Maximum
Loss contingencies
Minimum interest rate guarantees in fixed accounts			5.00%